Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
Schedule of Inventory
	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)

Raw material and supplies	82,090	82,087
Unfinished goods	4,902,547	6,758,952
Finished goods	53,778	56,627
Total	5,038,415	6,897,666